DEBT (Tables)	9 Months Ended
Sep. 30, 2020
Debt Disclosure [Abstract]
SCHEDULE OF LONG TERM DEBT OBLIGATIONS

The Company’s long-term debt obligations consist of the following (in US$ thousands):

	September 30, 2020	December 31, 2019

Secured Term Loan	$292,500	$300,000
Secured Revolving Credit Facility	65,000	50,000
CIB Long-Term Debt	10,000	-
Less: unamortized debt issuance costs	(4,012)	(4,436)
Total loans and borrowings	363,488	345,564
Less: current portion of long-term debt	(43,750)	(15,000)
Long-term debt, net of unamortized debt issuance costs and excluding current installments	$319,738	$330,564

Secured Facilities Agreement

SCHEDULE OF SHORT TERM DEBT OBLIGATIONS

The Company’s short-term debt obligations consist of the following (in US$ thousands):

	September 30, 2020	December 31, 2019

CIB Short-Term Debt	$2,614	$-
ABK Short-Term Debt	3,042	-
Other short-term borrowings	30,736	37,963
Short-term debt, excluding current installments of long-term debt	$36,392	$37,963

SCHEDULE PRINCIPAL PAYMENTS OF LONG TERM DEBT

Scheduled principal payments of long-term debt for periods subsequent to September 30, 2020 are as follows (in US$ thousands):

2020	$7,500
2021	47,500
2022	45,000
2023	110,000
2024	45,000
2025	112,500
Thereafter	-
Total	$367,500